Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Borrowings
Borrowings
The following table presents borrowings as of March 31, 2014 and December 31, 2013 (dollars in thousands):

				March 31, 2014		December 31, 2013
	Recourse vs. Non-Recourse	Final Maturity	Contractual Interest Rate(1)(2)	Principal Amount	Carrying Value(3)	Principal Amount	Carrying Value(3)
Mortgage and other notes payable: (4)
Manufactured housing communities
Manufactured Housing Portfolio 1 (5)	Non-recourse	Jan-23	4.387%	$236,900	$236,900	$236,900	$236,900
Manufactured Housing Portfolio 2 (6)	Non-recourse	May-23	4.016%	639,999	639,999	639,999	639,999
Manufactured Housing Portfolio 3 (7)	Non-recourse	Jan-24	4.915%	248,000	248,000	248,000	248,000
Subtotal Manufactured housing communities				1,124,899	1,124,899	1,124,899	1,124,899
Healthcare
Wakefield Portfolio	Non-recourse	Mar-15	LIBOR + 5.95%	55,507	55,507	55,768	55,768
Ohio Portfolio	Non-recourse	Mar-16	6.00%	20,426	20,426	20,496	20,496
Lancaster, OH	Non-recourse	Mar-16	LIBOR + 5.00%	4,384	4,384	4,399	4,399
Wilkinson Portfolio	Non-recourse	Jan-17	6.99%	152,066	152,066	152,772	152,772
Tuscola/Harrisburg, IL	Non-recourse	Jan-17	7.09%	7,511	7,511	7,545	7,545
East Arlington, TX	Non-recourse	May-17	5.89%	3,196	3,196	3,209	3,209
Minnesota Portfolio	Non-recourse	May-18(8)	LIBOR + 3.00%	37,951	37,951	38,175	38,175
Healthcare Preferred (9)	Non-recourse	Jul-21	LIBOR + 7.75%	75,000	75,000	75,000	75,000
Indiana Portfolio (9)	Non-recourse	Sept-21	LIBOR + 4.50%	121,130	121,130	121,130	121,130
Subtotal Healthcare				477,171	477,171	478,494	478,494
Net lease
South Portland, ME	Non-recourse	Jun-14	7.34%	3,758	3,758	3,819	3,819
Fort Wayne, IN	Non-recourse	Jan-15	6.41%	2,992	2,992	3,019	3,019
Reading, PA	Non-recourse	Jan-15	5.58%	12,684	12,684	12,765	12,765
Reading, PA	Non-recourse	Jan-15	6.00%	5,000	5,000	5,000	5,000
EDS Portfolio	Non-recourse	Oct-15	5.37%	43,443	43,443	43,682	43,682
Keene, NH	Non-recourse	Feb-16	5.85%	6,203	6,203	6,237	6,237
Green Pond, NJ	Non-recourse	Apr-16	5.68%	16,019	16,019	16,095	16,095
Aurora, CO	Non-recourse	Jul-16	6.22%	31,101	31,101	31,232	31,232
DSG Portfolio	Non-recourse	Oct-16	6.17%	31,576	31,576	31,729	31,729
Indianapolis, IN	Non-recourse	Feb-17	6.06%	26,484	26,484	26,600	26,600
Milpitas, CA	Non-recourse	Mar-17	5.95%	19,905	19,905	20,055	20,055
Fort Mill, SC	Non-recourse	Apr-17	5.63%	27,700	27,700	27,700	27,700
Fort Mill, SC (10)	Non-recourse	Apr-17	6.21%	1,365	1,365	1,464	1,464
Salt Lake City, UT	Non-recourse	Sept-17	5.16%	13,562	13,562	13,689	13,689
Columbus, OH	Non-recourse	Dec-17	6.48%	22,206	22,206	22,300	22,300
Subtotal Net lease				263,998	263,998	265,386	265,386
Multifamily
Memphis, TN	Non-recourse	Apr-23	3.996%	39,600	39,600	39,600	39,600
Multifamily Portfolio 1 (11)	Non-recourse	May-23/July-23	4.03%	158,417	158,417	158,417	158,417
Multifamily Portfolio 2 (12)	Non-recourse	Jul-23	4.28%	46,538	46,538	46,538	46,538
Subtotal Multifamily				244,555	244,555	244,555	244,555
Subtotal Mortgage and other notes payable				2,110,623	2,110,623	2,113,334	2,113,334
CDO bonds payable:
N-Star I	Non-recourse	Aug-38	LIBOR + 4.26%	37,723	35,107	37,754	34,886
N-Star III	Non-recourse	Jun-40	LIBOR + 1.66%	99,814	49,963	100,022	46,090
N-Star V (13)	—	—	—	—	—	202,899	80,897
N-Star IX	Non-recourse	Aug-52	LIBOR + 0.40%	602,389	334,183	629,544	222,310
Subtotal CDO bonds payable—VIE				739,926	419,253	970,219	384,183

				March 31, 2014		December 31, 2013
	Recourse vs. Non-Recourse	Final Maturity	Contractual Interest Rate(1)(2)	Principal Amount	Carrying Value(3)	Principal Amount	Carrying Value(3)
Securitization bonds payable:
Securitization 2012-1	Non-recourse	Aug-29	LIBOR+1.62% (14)	$82,337	$82,367	$82,337	$82,340
Subtotal Securitization financing transaction				82,337	82,367	82,337	82,340
Credit facilities:
Loan Facility 1	Non-recourse	Jul-18(15)	5.16%(16)	14,850	14,850	14,850	14,850
Loan Facility 2	Partial Recourse(17)	Mar-18(18)	3.36%(19)	47,180	47,180	55,188	55,188
Subtotal Credit facilities				62,030	62,030	70,038	70,038
Grand Total				$2,994,916	$2,674,273	$3,235,928	$2,649,895
____________________________________________________________

(1)	Refer to Note 15 for further disclosure regarding derivative instruments which are used to manage interest rate exposure.

(2)	For borrowings with a contractual interest rate based on LIBOR, represents three-month LIBOR for N-Star CDO I and the Wakefield Portfolio and one-month LIBOR for the other borrowings.

(3)	Carrying value represents fair value with respect to CDO bonds payable (refer to Note 14) and amortized cost with regards to the other borrowings.

(4)	Mortgage and other notes payable are subject to customary non-recourse carveouts.

(5)	Represents two separate senior mortgage notes both maturing in January 2023 with a weighted average interest rate of 4.387%.

(6)	Represents eight separate senior mortgage notes all maturing in May 2023, with a weighted average interest rate of 4.016%.

(7)	Represents three separate senior mortgage notes all maturing in January 2024, with a weighted average interest rate of 4.915%.

(8)
The initial maturity date is May 31, 2016, subject to two one-year extensions at the option of the Company, which may be exercised upon the satisfaction of certain customary conditions set forth in the governing documents.

(9)	Represents borrowings previously eliminated in consolidation that were initially recorded at fair value.

(10)	Represents a mezzanine loan on the net lease property.

(11)	Represents seven separate senior mortgage notes, five maturing in May 2023 and two maturing in July 2023, with a weighted average interest rate of 4.03%.

(12)	Represents two separate senior mortgage notes both maturing in July 2023, with a weighted average interest rate of 4.28%.

(13)	In March 2014, the Company deconsolidated N-Star CDO V which resulted in the deconsolidation of its CDO bonds payable. Refer to Note 3 for further disclosure.

(14)	Contractual interest rate represents a weighted average spread.

(15)
The initial maturity date is July 30, 2015, with three one-year extensions at the Company’s option, which may be exercised upon the satisfaction of certain customary conditions set forth in the governing documents.

(16)	Represents the weighted average contractual interest rate as of March 31, 2014, which varies based on the asset type and characteristics and ranges from one-month LIBOR plus 3.95% to 5.95%.

(17)	Recourse solely with respect to certain types of loans as defined in the governing documents.

(18)
The maturity is March 11, 2015, with three one-year extensions at the Company’s option, which may be exercised upon the satisfaction of certain customary conditions set forth in the governing documents.

(19)	Contractual interest rate varies based on collateral type and ranges from one-month LIBOR plus 2.50% to 5.00%.

The following table presents scheduled principal on borrowings, based on final maturity as of March 31, 2014 (dollars in thousands):

	Total	Mortgage and Other Notes Payable	CDO Bonds Payable	Securitization Bonds Payable	Credit Facilities	Senior Notes
April 1 to December 31, 2014	$492,644	$11,526	$—	$—	$—	$481,118
Years ending December 31:
2015	130,255	130,255	—	—	—	—
2016	126,956	126,956	—	—	—	—
2017	278,048	278,048	—	—	—	—
2018	119,220	57,190	—	—	62,030	—
Thereafter	2,328,911	1,506,648	739,926	82,337	—	—
Total	$3,476,034	$2,110,623	$739,926	$82,337	$62,030	$481,118

Loan Facilities
In July 2012, a subsidiary of the Company entered into a credit and security agreement (“Loan Facility 1”) of $40.0 million on a non-recourse basis, subject to certain exceptions, to finance first mortgage loans and senior loan participations secured by commercial real estate. In connection with Loan Facility 1, NRFLP agreed to guarantee interest payments and the customary obligations under Loan Facility 1 if either the Company or its affiliates engage in certain customary bad acts. In addition, NRFLP pledged its interests in the Company’s borrowing subsidiary as collateral. Loan Facility 1 and related agreements contain representations, warranties, covenants, conditions precedent to funding, events of default and indemnities that are customary for agreements of these types. More specifically, NRFLP must maintain at least $3.75 million and as much as $7.5 million in unrestricted cash, or other eligible investments, at all times during the term of Loan Facility 1.
In March 2013, a subsidiary of the Company entered into a master repurchase agreement (“Loan Facility 2”) of $200.0 million to finance first mortgage loans and senior interests secured by commercial real estate. In connection with Loan Facility 2, the Company and NRFLP entered into a guaranty agreement under which the Company and NRFLP guaranty certain of the obligations under Loan Facility 2. Loan Facility 2 and related agreements contain representations, warranties, covenants, conditions precedent to funding, events of default and indemnities that are customary for agreements of these types. More specifically, the Company must maintain at least $20.0 million in unrestricted cash or cash equivalents at all times during the term of Loan Facility 2. In addition, the Company has agreed to guarantee certain customary obligations under Loan Facility 2 if the Company or an affiliate of the Company engage in certain customary bad acts.
As of March 31, 2014, the Company had $101.6 million carrying value of loans financed with $62.0 million on the loan facilities, with $178.0 million of available borrowing under its loan facilities.
During the initial term, the credit facilities act as revolving credit facilities that can be paid down as assets repay or are sold and re-drawn upon for new investments. As of March 31, 2014, the Company was in compliance with all of its financial covenants.

Borrowings
The following table presents borrowings as of December 31, 2013 and 2012 (dollars in thousands):

				December 31, 2013		December 31, 2012
	Recourse vs. Non-Recourse	Final Maturity	Contractual Interest Rate(1)(2)	Principal Amount	Carrying Value (3)	Principal Amount	Carrying Value (3)
Mortgage and other notes payable: (4)
Manufactured housing communities
Manufactured Housing Portfolio 1 (5)	Non-recourse	Jan-23	4.387%	$236,900	$236,900	$236,900	$236,900
Manufactured Housing Portfolio 2 (6)	Non-recourse	May-23	4.016%	639,999	639,999	—	—
Manufactured Housing Portfolio 3 (7)	Non-recourse	Jan-24	4.915%	248,000	248,000	—	—
Subtotal Manufactured housing communities				1,124,899	1,124,899	236,900	236,900
Healthcare
Hillsboro, OR (8)	Non-recourse	Jan-14	5.94%	—	—	31,650	31,650
Wakefield Portfolio	Non-recourse	Mar-15	LIBOR + 5.95%	55,768	55,768	56,717	56,717
Ohio Portfolio	Non-recourse	Mar-16	6.00%	20,496	20,496	20,747	20,747
Lancaster, OH	Non-recourse	Mar-16	LIBOR + 5.00%	4,399	4,399	4,453	4,453
Wilkinson Portfolio	Non-recourse	Jan-17	6.99%	152,772	152,772	155,332	155,332
Tuscola/Harrisburg, IL	Non-recourse	Jan-17	7.09%	7,545	7,545	7,667	7,667
East Arlington, TX	Non-recourse	May-17	5.89%	3,209	3,209	3,259	3,259
Minnesota Portfolio	Non-recourse	May-18(9)	LIBOR + 3.00%	38,175	38,175	—	—
Healthcare Preferred (10)	Non-recourse	Jul-21	LIBOR + 7.75%	75,000	75,000	—	—
Indiana Portfolio (10)	Non-recourse	Sept-21	LIBOR + 4.50%	121,130	121,130	—	—
Subtotal Healthcare				478,494	478,494	279,825	279,825
Net lease
South Portland, ME	Non-recourse	Jun-14	7.34%	3,819	3,819	4,051	4,051
Fort Wayne, IN	Non-recourse	Jan-15	6.41%	3,019	3,019	3,123	3,123
Reading, PA	Non-recourse	Jan-15	5.58%	12,765	12,765	13,073	13,073
Reading, PA	Non-recourse	Jan-15	6.00%	5,000	5,000	5,000	5,000
EDS Portfolio	Non-recourse	Oct-15	5.37%	43,682	43,682	44,575	44,575
Keene, NH	Non-recourse	Feb-16	5.85%	6,237	6,237	6,353	6,353
Green Pond, NJ	Non-recourse	Apr-16	5.68%	16,095	16,095	16,374	16,374
Aurora, CO	Non-recourse	Jul-16	6.22%	31,232	31,232	31,713	31,713
DSG Portfolio	Non-recourse	Oct-16	6.17%	31,729	31,729	32,296	32,296
Indianapolis, IN	Non-recourse	Feb-17	6.06%	26,600	26,600	27,022	27,022
Milpitas, CA	Non-recourse	Mar-17	5.95%	20,055	20,055	20,616	20,616
Fort Mill, SC	Non-recourse	Apr-17	5.63%	27,700	27,700	27,700	27,700
Fort Mill, SC (11)	Non-recourse	Apr-17	6.21%	1,464	1,464	1,827	1,827
Salt Lake City, UT	Non-recourse	Sept-17	5.16%	13,689	13,689	14,133	14,133
Columbus, OH	Non-recourse	Dec-17	6.48%	22,300	22,300	22,643	22,643
Subtotal Net lease				265,386	265,386	270,499	270,499
Multifamily
Memphis, TN	Non-recourse	Apr-23	3.996%	39,600	39,600	—	—
Multifamily Portfolio 1 (12)	Non-recourse	May-23/July-23	4.03%	158,417	158,417	—	—
Multifamily Portfolio 2 (13)	Non-recourse	Jul-23	4.28%	46,538	46,538	—	—
Subtotal Multifamily				244,555	244,555	—	—
Subtotal Non-VIE financing				2,113,334	2,113,334	787,224	787,224
REO
Phoenix, AZ	—	—	—	—	—	211,921	211,921
Austin, TX	—	—	—	—	—	16,525	16,525
Subtotal REO—VIE				—	—	228,446	228,446
Subtotal Mortgage and other notes payable				2,113,334	2,113,334	1,015,670	1,015,670

				December 31, 2013		December 31, 2012
	Recourse vs. Non-Recourse	Final Maturity	Contractual Interest Rate(1)(2)	Principal Amount	Carrying Value (3)	Principal Amount	Carrying Value (3)
CDO bonds payable:
N-Star I	Non-recourse	Aug-38	LIBOR + 4.26%	$37,754	$34,886	$106,648	$100,429
N-Star II	—	—	—	—	—	82,694	69,089
N-Star III	Non-recourse	Jun-40	LIBOR + 1.66%	100,022	46,090	148,232	60,806
N-Star IV	—	—	—	—	—	181,353	149,112
N-Star V	Non-recourse	Sept-45	LIBOR + 0.92%	202,899	80,897	263,738	107,823
N-Star VI	—	—	—	—	—	284,623	221,306
N-Star VII	—	—	—	—	—	240,586	93,689
N-Star VIII	—	—	—	—	—	562,367	413,281
N-Star IX	Non-recourse	Aug-52	LIBOR + 0.40%	629,544	222,310	674,723	244,248
CSE CDO	—	—	—	—	—	694,863	539,687
CapLease CDO	—	—	—	—	—	131,926	112,971
Subtotal CDO bonds payable—VIE				970,219	384,183	3,371,753	2,112,441
Securitization bonds payable:
Securitization 2012-1	Non-recourse	Aug-29	LIBOR+1.62% (14)	82,337	82,340	98,131	98,005
Subtotal Securitization financing transaction				82,337	82,340	98,131	98,005
Secured term loan:
Term Asset-Backed Securities Loan Facility	—	—	—	—	—	14,664	14,664
Subtotal Secured term loan—VIE				—	—	14,664	14,664
Credit facilities:
CMBS Facility (15)	—	—	—	—	—	31,238	31,238
Loan Facility (16)	—	—	—	—	—	15,000	15,000
Loan Facility 1	Non-recourse	Jul-18(17)	5.19%(18)	14,850	14,850	14,850	14,850
Loan Facility 2	Partial Recourse(19)	Mar-18(20)	3.48%(21)	55,188	55,188	—	—
Subtotal Credit facilities				70,038	70,038	61,088	61,088
Exchangeable senior notes
11.50% Notes(22)	—	—	—	—	—	35,710	35,611
Grand Total(23)				$3,235,928	$2,649,895	$4,597,016	$3,337,479
____________________________________________________________

(1)	Refer to Note 15 for further disclosure regarding derivative instruments which are used to manage interest rate exposure.

(2)	For borrowings with a contractual interest rate based on LIBOR, represents three-month LIBOR for N-Star CDO I and the Wakefield Portfolio and one-month LIBOR for the other borrowings.

(3)
Carrying value represents fair value with respect to CDO bonds payable (excluding CapLease CDO bonds payable for which the fair value option was not elected) and amortized cost with regards to the other borrowings.

(4)	Mortgage and other notes payable are subject to customary non-recourse carveouts.

(5)	Represents two separate senior mortgage notes both maturing in January 2023 with a weighted average interest rate of 4.387%.

(6)	Represents eight separate senior mortgage notes all maturing in May 2023 with a weighted average interest rate of 4.016%.

(7)	Represents three separate senior mortgage notes all maturing in January 2024 with a weighted average interest rate of 4.915%.

(8)	Borrowing related to properties that are held for sale as of December 31, 2013.

(9)
The initial maturity date is May 31, 2016, subject to two one-year extensions at the option of the Company, which may be exercised upon the satisfaction of certain customary conditions set forth in the governing documents.

(10)	Represents borrowings previously eliminated in consolidation that were initially recorded at fair value.

(11)	Represents a mezzanine loan on the net lease property.

(12)	Represents seven separate senior mortgage notes, five maturing in May 2023 and two maturing in July 2023 with a weighted average interest rate of 4.03%.

(13)	Represents two separate senior mortgage notes both maturing in July 2023 with a weighted average interest rate of 4.28%.

(14)	Contractual interest rate represents a weighted average spread.

(15)	The facility was repaid in October 2013.

(16)	The initial maturity date was November 22, 2013 and the Company did not exercise the extension option.

(17)
The initial maturity date is July 30, 2015, with three one-year extensions at the Company’s option, which may be exercised upon the satisfaction of certain customary conditions set forth in the governing documents.

(18)	Represents the weighted average contractual interest rate as of December 31, 2013, which varies based on the asset type and characteristics and ranges from one-month LIBOR plus 3.95% to 5.95%.

(19)	Recourse solely with respect to certain types of loans as defined in the governing documents.

(20)
The initial maturity is March 11, 2014, with four one-year extensions at the Company’s option, which may be exercised upon the satisfaction of certain customary conditions set forth in the governing documents.

(21)	Contractual interest rate as of December 31, 2013, which varies based on collateral type and ranges from one-month LIBOR plus 2.50% to 5.00%.

(22)	Paid off at par at maturity in June 2013.

(23)	The change from prior year is the result of deconsolidation of certain N-Star CDOs and the liquidation of N-Star CDO II. Refer to Note 3 for further disclosure.
The following table presents scheduled principal on borrowings, based on final maturity as of December 31, 2013 (dollars in thousands):

	Total	Mortgage and Other Notes Payable	CDO Bonds Payable	Securitization Bonds Payable	Credit Facilities
2014	$14,235	$14,235	$—	$—	$—
2015	130,255	130,255	—	—	—
2016	126,956	126,956	—	—	—
2017	278,049	278,049	—	—	—
2018	127,228	57,190	—	—	70,038
Thereafter	2,559,205	1,506,649	970,219	82,337	—
Total	$3,235,928	$2,113,334	$970,219	$82,337	$70,038

Securitization 2012-1
In November 2012, the Company entered into a $351.4 million securitization financing transaction (“Securitization 2012-1”) collateralized by CRE debt investments originated by the Company and on behalf of NorthStar Income. The Company contributed five CRE debt investments with a $152.2 million aggregate principal amount and retained an equity interest of $54.1 million. A total of $227.5 million of permanent, non-recourse, non-mark-to-market investment grade bonds were issued, of which $98.1 million financed the CRE debt investments contributed by the Company, representing an advance rate of 65% at a weighted average coupon of LIBOR plus 1.63%. The Company used the proceeds to repay $95.1 million of borrowings on its loan facilities.
The retained equity interests of the Company and NorthStar Income are held by a general partnership and both the Company and NorthStar Income are the general partners (“Financing JV”). The Company evaluated both Securitization 2012-1 and the Financing JV under the VIE model and concluded that both entities were considered voting interest entities. The Company first determined that the equity interests and the issued senior beneficial interests represented variable interests in Securitization 2012-1. The Company then determined that the entities were not VIEs as the equity investors have the characteristics of a controlling financial interest and there is sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. The power to direct the activities most significant to economic performance is through the special servicer who has the ability to manage the assets that are delinquent or in default. The investment-grade bondholders have no control rights. Voting rights in both entities are in proportion to the economic interests. The retained equity interests in Securitization 2012-1 appoint the special servicer, providing the power to the equity investment at risk via voting rights held by the Financing JV. Furthermore, each of the partners retained the economic interests in its own loans as if the loans have been securitized on a stand-alone basis. All distributions on the retained interests occur after the third party bonds have received their contractual principal and interest payments. Shortfalls are borne by the retained interests and any losses will be absorbed first by the respective owner of such loans. Based on the preceding analysis, the Company concluded that the structures did not possess characteristics of a VIE and were voting interest entities.
The Company is the designated member of the Financing JV. The entities are not consolidated due to the substantive participating and kick-out rights held by NorthStar Income. The transferred debt investments failed sale treatment under U.S. GAAP as the Company maintains effective control of its contributed assets. The Company records its respective CRE debt investments and securitization bonds payable on its consolidated balance sheets.
N-Star CDOs
In May 2013, the Company completed the redemption of the outstanding bonds of N-Star CDO II. The Company owned $70.9 million principal amount of bonds in N-Star CDO II that it repurchased in the open market at an aggregate purchase price of $36.0 million. The Company received $70.0 million in connection with the redemption of the repurchased N-Star CDO II bonds. The Company liquidated N-Star CDO II in the second quarter 2013 and recorded a realized gain of $7.0 million. In July 2013, the Company deconsolidated N-Star CDO VII. The Company deconsolidated N-Star CDOs IV, VI, and VIII and the CapLease CDO as of September 30, 2013 and the CSE CDO as of December 31, 2013, which resulted in the deconsolidation of the respective CDO bonds payable. Refer to Note 3 for further disclosure.
Loan Facilities
In July 2012, a subsidiary of the Company entered into a credit and security agreement (“Loan Facility 1”) of $40.0 million on a non-recourse basis, subject to certain exceptions, to finance first mortgage loans and senior loan participations secured by commercial real estate. In connection with Loan Facility 1, NRFLP agreed to guarantee interest payments and the customary obligations under Loan Facility 1 if either the Company or its affiliates engage in certain customary bad acts. In addition, NRFLP pledged its interests in the Company’s borrowing subsidiary as collateral. Loan Facility 1 and related agreements contain representations, warranties, covenants, conditions precedent to funding, events of default and indemnities that are customary for agreements of these types. More specifically, NRFLP must maintain at least $3.75 million and as much as $7.5 million in unrestricted cash, or other eligible investments, at all times during the term of Loan Facility 1.
In March 2013, a subsidiary of the Company entered into a master repurchase agreement (“Loan Facility 2”) of $200.0 million to finance first mortgage loans and senior interests secured by commercial real estate. In connection with Loan Facility 2, the Company and NRFLP entered into a guaranty agreement under which the Company and NRFLP guaranty certain of the obligations under Loan Facility 2. Loan Facility 2 and related agreements contain representations, warranties, covenants, conditions precedent to funding, events of default and indemnities that are customary for agreements of these types. More specifically, the Company must maintain at least $20.0 million in unrestricted cash or cash equivalents at all times during the term of Loan Facility 2. In addition, the Company has agreed to guarantee certain customary obligations under Loan Facility 2 if the Company or an affiliate of the Company engage in certain customary bad acts.
As of December 31, 2013, the Company had $109.1 million carrying value of loans financed with $70.0 million on the loan facilities with $170.0 million of available borrowing under its loan facilities.
During the initial term, the credit facilities act as revolving credit facilities that can be paid down as assets repay or are sold and re-drawn upon for new investments. As of December 31, 2013, the Company was in compliance with all of its financial covenants.